Right of Use Asset and Lease Liability - Schedule of Right of Use Asset and Lease Liability (Details) (Parenthetical) - DenseLight [Member]	Nov. 08, 2019 USD ($)
Statement Line Items [Line Items]
Right of use assets, disposal	$ 892,000
Lease liability, disposal	$ 695,733